INCOME TAX	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
INCOME TAX	INCOME TAX
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.5% are as follows:

	Year ended March 31,
	2024	2023
Net loss before income taxes	$(78,080)	$(47,490)

Expected recovery at statutory rate	$20,691	$12,585
Non-capital loss acquired on acquisition of subsidiary	$11,658	$—
Share-based compensation	$(3,680)	$(1,242)
Share issuance costs	$4,420	$321
Difference between Canadian and foreign tax rates	$(5,440)	$(4,032)
Effect of exchange on unbooked deferred tax assets	$(112)	$438
Non-deductible expenses	$(132)	$(338)
Change in unrecognized deferred tax assets	$(27,405)	$(7,732)
Income tax recovery	$—	$—
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statements of financial position, are as follows:

As at	March 31, 2024	March 31, 2023
Non-capital loss carryforwards	$43,083	$19,371
Deferred compensation	$1,474	$1,474
R&D expenditures	$1,681	$1,053
Share issuance costs	$4,361	$1,303
Depreciation/CCA differences	$7	$(6)
Other	$—	$6
	$50,606	$23,201
Valuation allowance	$(50,606)	$(23,201)
	$—	$—
The non-capital losses in Canada expire as follows:

Year of expiry
2040	$740
2041	$19,193
2042	$12,234
2043	$10,704
2044	$24,397
$67,268
This loss carryforward in the United States consists of:

Pre-acquisition loss generated in the period ended December 4, 2020	$992
Post-acquisition loss generated in the period ending March 31, 2021	$1,323
Loss generated in the year ending March 31, 2022	$5,849
Loss generated in the year ending March 31, 2023	$5,311
Loss generated in the year ending March 31, 2024	$2,792
$16,267
Although the US federal losses carryforward indefinitely, they are subject to restrictions on their deductibility. The deductibility of the pre-acquisition loss and the post-acquisition loss is restricted to 80% of taxable income in the year of deduction. The pre-acquisition loss is further restricted to an annual limitation under Section 382. As at March 31, 2024, the annual limitation was $144.
Massachusetts allows for a 20-year carryforward period for restricted and unrestricted losses without limitation.
The non-capital losses in Ireland expire as follows:

Year of expiry
2042	$22,965
2043	$23,017
2044	$33,857
$79,839